Deferred revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract With Customer Asset And Liability [Abstract]
Deferred revenue, current	$ 22,802	$ 28,199	$ 27,089